Identifiable Intangible Assets, net - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Nov. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2020
Identifiable Intangible Assets, net
Impairment on assets held for sale		$ 18,431		$ 18,431	$ 0	$ 0
Write down of intangible assets				17,967
Amortization expense				191,361	$ 227,803	$ 221,466
Brand Protection, Antipiracy and AntiFraud solutions of MarkMonitor Product Line | Disposal Group, Held-for-sale, Not Discontinued Operations
Identifiable Intangible Assets, net
Intangibles assets held for sale	$ 36,924	$ 36,924		$ 36,924
Impairment on assets held for sale	18,431
Write down of intangible assets	$ 17,967
Brand Protection, Antipiracy and AntiFraud solutions of MarkMonitor Product Line | Disposal Group, Held-for-sale, Not Discontinued Operations | Subsequent Event
Identifiable Intangible Assets, net
Total purchase price							$ 3,751
Customer relationships
Identifiable Intangible Assets, net
Increase through business acquisitions			$ 3,641
Databases and content
Identifiable Intangible Assets, net
Increase through business acquisitions			22,012
Computer software
Identifiable Intangible Assets, net
Increase through business acquisitions			11,525
Trade names
Identifiable Intangible Assets, net
Increase through business acquisitions			$ 1,541